Intangible assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 46.2	$ 58.7	$ 146.6	$ 176.7	$ 227.2
Additions to intangible assets			$ 0.0